CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net loss for the year	$ (2,243)	$ (9,501)
Income tax expense (Note 21)	21,306	736
Depreciation	14,892	2,757
Derivative losses (Note 8b)	39,673	1,044
Share-based compensation expense	1,970	1,543
Interest income	(2,485)	(669)
Interest expense (Note 20)	7,074	3,408
Income taxes paid	(8,503)	0
Other operating activities (Note 22)	(471)	(16,799)
Change in working capital (Note 22)	1,041	7,387
Cash flows from (used in) operating activities	72,254	(10,094)
Investing activities
Payments for mineral properties, plant and equipment	(47,159)	(3,330)
Proceeds from disposal of mineral properties, plant and equipment	30	0
Interest received	1,958	669
Payments for derivatives	(1,040)	(664)
Cash acquired from Florida Canyon Gold Inc. (Note 11)	0	21,655
Proceeds from sale of net smelter royalty (Note 24)	0	9,750
Other investing	0	(85)
Cash flows from (used in) investing activities	(46,211)	27,995
Financing activities
Common share proceeds (Note 16)	20	23,426
Vested restricted share units	(21)	0
Warrant proceeds	538	0
Interest paid	(4,128)	0
Proceeds from credit facility (Note 13)	0	5,000
Repayment of loans (Note 13)	(133)	0
Payments of equipment leases (Note 14)	(11,933)	(2,358)
Other financing	0	(560)
Cash flows from (used in) financing activities	(15,657)	25,508
Effects of exchange rate changes on cash and cash equivalents	510	(34)
Increase in cash and cash equivalents	10,896	43,375
Cash and cash equivalents at the beginning of the year	52,190	8,815
Cash and cash equivalents at the end of the year	$ 63,086	$ 52,190